Note 45 - Leases	12 Months Ended
Dec. 31, 2018
Leases Abstract
Disclosure of Leases

45. Leases

a) The Bank is the lessor in the following lease contracts:

a.1) Financial leases

The Bank entered into financial lease contracts related to real estate, vehicles, machinery and equipment.

The following table shows the total gross investment of financial leases and the present value of minimum payments to be received thereunder (recognized under Loans and advances to customers caption):

	December 31, 2018		December 31, 2017		January 1, 2017
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Up to 1 year	977,272	972,981	1,577,462	1,318,636	1,813,110	1,526,497
From 1 to 5 years	1,414,800	1,404,766	2,464,558	2,071,652	2,593,971	2,148,635
More than 5 years	-	-	-	-	53	46
TOTAL	2,392,072	2,377,747	4,042,020	3,390,288	4,407,134	3,675,178

	December 31, 2018		December 31, 2017		January 1, 2017
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Principal		2,343,180		3,371,602		3,629,768
Interest accrued		34,567		18,686		45,410
TOTAL		2,377,747		3,390,288		3,675,178

As of December 31, 2018, 2017 and January 1, 2017, non-accrued interest amount to 14,325, 651,732 and 731,956, respectively, and accumulated allowances for loan losses amount to 41,622, 89,575 and 67,076, respectively.

a.2) Operating Leases

The Bank acts as a lessor for its investment properties. The average terms of those leases not subject to cancellation are from three to five years. All leases include a clause providing for an annual update of leases, taking into consideration market conditions.

Minimum future payments for operating lease contracts not subject to cancellation are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017
Up to 1 year	23,991	-	-
From 1 to 5 years	184,222	76,850	98,787
TOTAL	208,213	76,850	98,787

b) Bank acting as lessee

b.1) Operating Leases

The Bank leases branches under operating lease contracts. Leases are typically for a term of 5 years, with the option to renew after that date. Payments for leases are increased annually to reflect the market conditions.

Below are the minimum future payments of leases under operating lease contracts not subject to cancellation as of December 31, 2018, 2017 and January 1, 2017:

	December 31, 2018	December 31, 2017	January 1, 2017
Up to 1 year	46,977	59,954	138,759
From 1 to 5 years	1,460,593	1,139,174	1,710,356
More than 5 years	1,249,534	707,320	958,531
TOTAL	2,757,104	1,906,448	2,807,646

The amount of operating lease expenses recognized in results was 939,607 and 771,473 as of December 31, 2018 and 2017, respectively.